Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Sumamry of Concentration Greater than 10% of Accounts Receivable	The following table summarized entities with greater than 10% of the accounts receivable:

	As of December 31,
	2020	2021
Distribution channel A	50%	34%
Distribution channel B	20%	20%